Investments Securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 115	$ 86
Investment on debt securities	22	25
Non-current investments,Total	137	110
Investment on debt securities	396	91
Current investments,Total	$ 396	$ 91